PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Schedule of Property, Plant and Equipment

	December 31,	December 31,
(in thousands)	2023	2022
Plant and equipment	$1,584	$1,478
Furniture and fixtures	108	218
Computer hardware and software	24	24
	1,716	1,720
Less: Accumulated depreciation	(1,261)	(1,118)
Property, plant and equipment, net	$455	$602